DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2021
DEFERRED INCOME
Schedule of deferred income

	12.31.21	12.31.20
Contractual Liabilities (costumers contracts) (1)	619,881	529,179
Sale of goods and fixed assets (2)	91,058	107,367
Government grants	39,341	50,474
Other	8,230	59,224
Total	758,510	746,244

Current	604,646	506,806
Non-current	153,864	239,438
(1)	Refers to the balance of contractual liabilities of customers, deferred when they relate to performance obligations satisfied over time.
(2)	Includes the net balances of the residual values from sale of non-strategic towers and rooftops, transferred to income as the conditions for recognition are met.

Schedule of changes in contractual liabilities (IFRS 15), mainly related to the sale of prepaid credits

Balance on 12.31.19	499,035
Additions	6,901,785
Write-offs, net	(6,871,641)
Balance on 12.31.20	529,179
Additions	7,496,088
Write-offs, net	(7,405,386)
Balance on 12.31.21	619,881

Current	578,945
Non-current	40,936

Schedule of expected periods of realization of contractual liabilities

Year
2022	578,945
2023	28,515
2024	2,581
2025	2,579
2026	2,539
2027 onwards	4,722
Total	619,881